OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

($ millions)	2024	2023
Long-term compensation liability	15.5	37.5
Lease liability	59.5	40.5
Decommissioning liability	20.0	40.0
Other current liabilities	95.0	118.0